February 29, 2008
United States Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549
Re:      The Coventry Funds Trust
Ladies and Gentleman:
On behalf of Free Enterprise Action Fund (the “Fund”), a series of The Coventry Funds Trust (the “Trust”), we hereby file a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934. The proxy relates to the reorganization of the Fund into Free Enterprise Action Fund (the “New Fund”), a new series of Northern Lights Fund Trust (“Northern Lights”). A registration statement on Form N-1A for the New Fund has been filed by Northern Lights pursuant to Section 8(b) of the Investment Company Act of 1940.
Subject to shareholder approval, it is anticipated that the Fund will merger with and into the New Fund. The New Fund is identical to the Fund. The New Fund will be managed by Action Fund Management, LLC, the investment adviser to the Fund; and the New Fund’s investment objective, policies and techniques will be identical to the investment objective, policies and techniques of the Fund. The only material differences are (1) the identity of the New Fund’s administrator, transfer agent, and distributor, and (2) the composition of the Board of Trustees of the New Fund. Because shareholders are not being asked to make a new investment decision, Rule 145 under the Securities Act of 1933 and staff no-action letters indicate that an N-14 is not required.
Please call the undersigned at 614-469-3297 with any comments or questions.
Sincerely,
/s/ Michael V. Wible
Michael V. Wible
Michael.Wible@ThompsonHine.com  Phone 614.469.3297  Fax 614.469.3361

THOMPSON HINE llp	10 West Broad Street	www.ThompsonHine.com
Attorneys at Law	Suite 700	Phone 614.469.3200
	Columbus, Ohio 43215-3435	Fax 614.469.3361